Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ 0	$ 0
State	146	11
Foreign	11	116
Total current provision for income taxes	157	127
Deferred:
Federal	0	0
State	0	0
Foreign	0	0
Total deferred provision for income taxes	0	0
Total provision for income taxes	$ 157	$ 127